Policyholder liabilities and unallocated surplus - Movement in insurance contract liabilities and unallocated surplus (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Insurance contract liabilities at beginning of period	$ (380,143)
Income and expense included in the income statement	(22,400)	$ (55,510)
Insurance contract liabilities at end of period	(436,787)	(380,143)
Investment contract liabilities at beginning of period	(5,535)	(110,339)
Removal of discontinued UK and Europe operations		105,196
Income and expense included in the income statement	349	(311)
Other movements	765	(63)
Foreign exchange translation differences	(38)	(18)
Investment contract liabilities at end of period	(4,459)	(5,535)
Unallocated surplus of with-profits funds on the consolidated statement of financial position	(4,750)	(20,180)
Removal of discontinued UK and Europe operations		16,982
Income and expense included in the income statement	(438)	(1,415)
Other movements		(112)
Foreign exchange translation differences	(29)	(25)
Unallocated surplus of with-profits funds on the consolidated statement of financial position	(5,217)	(4,750)
Claims outstanding	1,527	1,094
Investment contract liabilities with discretionary participation features	479	633
Investment contract liabilities without discretionary participation features	3,980	4,902
Claims paid	(27,491)	(29,585)
In-force fixed and fixed index annuity | Athene
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Increase in reinsurers' share of insurance contract liabilities	27,300
Hong Kong
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Valuation interest rate impact on policyholder liabilities	907
Contract liabilities (before reinsurers' share)
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Insurance contract liabilities at beginning of period	(380,143)	(410,947)
Removal of discontinued UK and Europe operations		87,824
Income and expense included in the income statement	(55,034)	(55,579)
Foreign exchange translation differences	(1,610)	(1,441)
Insurance contract liabilities at end of period	(436,787)	(380,143)
Reinsurers' share
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Insurance contract liabilities at beginning of period	13,856	14,193
Removal of discontinued UK and Europe operations		(2,169)
Income and expense included in the income statement	32,723	1,795
Foreign exchange translation differences	16	37
Insurance contract liabilities at end of period	46,595	13,856
Amount attributable to reinsurers	$ 1,686	$ 1,190